International Bancshares Corporation (Parent Company Only) Financial Information Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses:
Interest expense (Debentures)	$ 5,037	$ 2,791	$ 3,832
Provision for credit loss	21,651	7,955	45,379
Income before federal income taxes and equity in undistributed net income of subsidiaries	382,639	322,327	211,758
Income tax expense (benefit)	82,407	68,405	44,439
Net income	300,232	253,922	167,319
Parent Company | Reportable Legal Entities
Income:
Dividends from subsidiaries	222,175	80,882	130,950
Interest income on notes receivable	2,394	1,139	357
Interest income (loss) on other investments	8,662	9,662	(1,126)
Other	857	58	5
Total income	234,088	91,741	130,186
Expenses:
Interest expense (Debentures)	5,037	2,792	3,832
Provision for credit loss	437		27
Other	2,291	2,272	1,988
Total expenses	7,765	5,064	5,847
Income before federal income taxes and equity in undistributed net income of subsidiaries	226,323	86,677	124,339
Income tax expense (benefit)	504	1,358	(1,339)
Income before equity in undistributed net income of subsidiaries	225,819	85,319	125,678
Equity in undistributed net income of subsidiaries	74,413	168,603	41,641
Net income	$ 300,232	$ 253,922	$ 167,319